UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07866

Templeton Emerging Markets Income Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, Florida 33301-1923

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end: 12/31

Date of reporting period: 6/30/17

Item 1. Proxy Voting Records.

CORPORACION GEO S.A.B. DE C.V. Meeting Date: OCT 31, 2016 Record Date: OCT 21, 2016 Meeting Type: SPECIAL
Ticker: GEO B Security ID: P3142C117
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Ratify or Amend Agreements Adopted by Directors at Meeting Convened on Oct. 18, 2016 Re: Organizational Structure of Company	Management	For	Against
2	Ratify or Elect Directors and Chairman	Management	For	Against
3	Authorize Board to Ratify and Execute Approved Resolutions	Management	For	Against
4	Other Business	Management	For	Against

CORPORACION GEO S.A.B. DE C.V. Meeting Date: APR 28, 2017 Record Date: APR 20, 2017 Meeting Type: SPECIAL
Ticker: GEO B Security ID: P3142C117
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Amend Articles	Management	For	Against
2	Authorize Board to Ratify and Execute Approved Resolutions	Management	For	Against

CORPORACION GEO S.A.B. DE C.V. Meeting Date: APR 28, 2017 Record Date: APR 20, 2017 Meeting Type: ANNUAL
Ticker: GEO B Security ID: P3142C117
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Individual and Consolidated Financial Statements and Statutory Reports	Management	For	For
2	Approve CEO's and External Auditor Report; Accept Board's Opinion on CEO's Report	Management	For	For
3	Approve Annual Reports of Audit and Corporate Practices Committee	Management	For	For
4	Approve Allocation of Income	Management	For	For
5	Set Maximum Amount of Share Repurchase Reserve	Management	For	For
6	Elect or Ratify Directors and Secretary; Verify Independence Classification of Board Members	Management	For	Against
7	Elect or Ratify Chairman, Members and Secretary of Audit Committee and Corporate Practices Committees	Management	For	Against
8	Approve Remuneration of Chairman, Directors, Secretary and Members of Audit and Corporate Practices Committee	Management	For	For
9	Authorize Board to Ratify and Execute Approved Resolutions	Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Templeton Emerging Markets Income Fund

By (Signature and Title)* /s/Matthew T. Hinkle

Matthew T. Hinkle,

Chief Executive Officer – Finance and Administration

Date August 28, 2017

* Print the name and title of each signing officer under his or her signature.